Financial Instruments and Risk Management (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Notional	R$ 5,945,000
Derivative instrument, fair value	15,272
Not Designated Hedge [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, fair value	R$ 6,597
Nondeliverable Forward One [Member] | Not Designated Hedge [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	EUR
Maturity	1st Qtr. 2025
Notional	R$ (60,000)
Exercise rate | R$ / shares	6.5610
Derivative instrument, fair value	R$ 1,040
Nondeliverable Forward Two [Member] | Not Designated Hedge [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	CLP
Maturity	1st Qtr. 2025
Notional	R$ 25,000
Exercise rate | R$ / shares	962.4800
Derivative instrument, fair value	R$ 4,425
Futures [Member] | Not Designated Hedge [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	BRL / USD
Liabilities	USD / BRL
Maturity	1st Qtr. 2025
Notional	R$ (62,500)
Exercise rate | R$ / shares	6.1923
Derivative instrument, fair value	R$ 1,132